Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	BioLife Solutions, Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-36362
Entity Tax Identification Number	94-3076866
Entity Address Address Line 1	3303 Monte Villa Parkway
Entity Address City Or Town	Bothell
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98021
City Area Code	425
Local Phone Number	402-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BLFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000834365